CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2022	Dec. 31, 2021
Common stock, authorized	20,000,000	20,000,000
Common stock, issued	7,899,832	7,899,832
Common stock, outstanding	7,732,132	7,732,132
Treasury stock, shares	167,700	167,700
ZHEJIANG TIANLAN
Common stock, authorized	82,572,000	82,572,000
Common stock, issued	82,572,000	82,572,000
Common stock, outstanding	82,572,000	82,572,000